Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 19,355,714	₨ 18,185,737
Cash and cash equivalents (Including other bank deposits)
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	5,394,189	3,650,446
Restricted Cash
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	440,445	1,194,787
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	2,004,216	850,261
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	10,155,223	11,345,542
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	157,779	100,681
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 1,203,862	₨ 1,044,020